As filed with the Securities and Exchange Commission on May 30, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21854

CITIGROUP ALTERNATIVE INVESTMENTS TRUST
(Exact name of registrant as specified in charter)

731 Lexington Avenue, 28th Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)

Millie Kim, Esq.
Citigroup Alternative Investments LLC
731 Lexington Avenue, 28th Floor
New York, NY 10022
(Name and address of agent for service)

COPY TO:

Paul S. Schreiber, Esq.
Shearman & Sterling LLP
599 Lexington Avenue
New York, NY 10022

(866) 832-9160
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Citigroup Alternative Investments Tax Advantaged Short Term Fund
Consolidated Schedule of Investments
March 31, 2008 (Unaudited)

Shares or
Principal
Amount		Value
	OBLIGATIONS THAT PRIMARILY GENERATE TAX EXEMPT INCOME - 73.22%
	FLOATING RATE MUNICIPAL BONDS - 73.22%
	Alabama - 1.10%
	Alabama State Public School and College Authority Revenue (CS - FSA) (LF - JP Morgan Chase Bank)
$ 1,000,000	2.290%, 12/01/2015 (Acquired 03/31/08, Cost $1,000,000) (a)	$1,000,000
	Arizona - 5.50%
	Arizona State University Revenue (CS - AMBAC) (SPA - Bank of America N.A.)
2,000,000	2.600%, 07/01/2034	2,000,000
	Phoenix Arizona Civic Improvement Corporation Water System Revenue (CS - MBIA) (SPA - Merrill Lynch and KBC Bank)
	(Callable at $100.00 on 07/01/15)
3,000,000	2.340%, 07/01/2024 (Acquired 12/20/07, Cost $3,000,000) (a)	3,000,000
		5,000,000
	Colorado - 2.75%
	Austin Trust Various States Certificate of Participation (CS - AMBAC) (LF - Bank of America N.A.) (Callable at $100.00 on 12/01/17)
2,500,000	3.010%, 12/01/2022 (Acquired 03/20/08, Cost $2,500,000) (a)	2,500,000
	Florida - 3.30%
	Miami-Dade County Florida Water and Sewer Revenue (CS - FSA) (LF - Morgan Stanley) (Callable at $100.00 on 10/01/17)
3,000,000	2.210%, 10/01/2026 (Acquired 03/18/08, Cost $3,000,000) (a)	3,000,000
	Illinois - 4.95%
	Kane County Illinois Community Unit School District Number 304 Geneva General Obligation (CS - FSA) (LF - JP Morgan Chase & Co.)
4,500,000	2.290%, 07/01/2021 (Acquired 01/29/08, Cost $4,500,000) (a)	4,500,000
	Indiana - 2.20%
	Eclipse Funding Trust - Indiana Public School Multi-School Building Corporation Revenue (CS - MBIA) (LF - U.S. Bank N.A.) (LOC - U.S. Bank N.A.)
	(Callable at $100.00 on 01/15/17)
2,000,000	2.270%, 07/15/2024 (Acquired 06/11/07, Cost $2,000,000) (a)	2,000,000
	Massachusetts - 5.50%
	Austin Trust Various States Revenue (CS - FSA) (LF - Bank of America N.A.) (Callable at $100.00 on 08/01/08)
5,000,000	2.220%, 08/01/2037 (Acquired 12/20/07 and 03/31/08, Cost $5,000,000) (a)	5,000,000

	Nevada - 9.98%
	Clark County Nevada School District General Obligation (CS - AMBAC) (SPA - Wachovia Bank N.A.) (Callable at $100.00 on 06/15/17)
3,600,000	2.550%, 06/15/2025 (Acquired 01/12/07 and 01/25/07, Cost $3,600,000) (a)	3,600,000
	Clark County Nevada School District General Obligation (CS - FSA) (LF - JP Morgan Chase & Co.)
2,680,000	2.290%, 12/15/2013 (Acquired 01/25/08, Cost $2,680,000) (a)	2,680,000
	Las Vegas Valley Nevada Water District General Obligation (CS - FSA) (LF - JP Morgan Chase Bank)
2,785,000	2.290%, 06/01/2014 (Acquired 10/26/07, Cost $2,785,000) (a)	2,785,000
		9,065,000
	New Jersey - 4.40%
	New Jersey State Transportation Trust Fund Authority Revenue (CS - AMBAC) (SPA - Dexia Credit Local)
2,000,000	2.220%, 12/15/2023 (Acquired 01/11/08, Cost $2,000,000) (a)	2,000,000
	New Jersey State Transportation Trust Fund Authority Revenue (CS - MBIA) (SPA - Wachovia Bank N.A.)
2,000,000	3.250%, 12/15/2021 (Acquired 06/22/07, Cost $2,000,000) (a)	2,000,000
		4,000,000
	New York - 7.70%
	Metropolitan Transportation Authority New York Revenue (CS - AMBAC) (LF - JP Morgan Chase Bank)
3,000,000	4.000%, 05/15/2013 (Acquired 03/20/08, Cost $3,000,000) (a)	3,000,000
	New York State Dormitory Authority Revenue (CS - AMBAC) (SPA - Wachovia Bank N.A.)
4,000,000	2.550%, 03/15/2027 (Acquired 02/22/08 and 02/29/08, Cost $4,000,000) (a)	4,000,000
		7,000,000
	Ohio - 7.70%
	Austin Trust Various States Revenue (CS - AMBAC) (LF - Bank of America N.A.) (Callable at $100.00 on 01/15/17)
3,000,000	3.010%, 01/15/2046 (Acquired 03/20/08, Cost $3,000,000) (a)	3,000,000
	Ohio State General Obligation (CS - MBIA) (SPA - Wachovia Bank N.A.) (Callable at $100.00 on 03/15/16)
4,000,000	2.300%, 09/15/2026 (Acquired 01/11/08 and 02/14/08, Cost $4,000,000) (a)	4,000,000
		7,000,000
	Oregon - 3.79%
	Clackamas County Oregon School District Number 62 Oregon City General Obligation (CS - School Bond Guaranty) (LF - JP Morgan Chase & Co.)
3,440,000	2.290%, 06/15/2009 (Acquired 05/18/07 and 03/18/08, Cost $3,440,000) (a)	3,440,000
	Texas - 6.60%
	Austin Trust Various States Revenue (CS - AMBAC) (LF - Bank of America N.A.) (Callable at $100.00 on 12/01/16)
3,000,000	2.310%, 12/01/2027 (Acquired 04/27/07, Cost $3,000,000) (a)	3,000,000
	Austin Trust Various States Revenue (LF - Bank of America N.A.)
3,000,000	2.240%, 08/15/2021 (Acquired 12/20/07, Cost $3,000,000) (a)	3,000,000
		6,000,000
	Utah - 0.77%
	Utah Transit Authority Sales Tax Revenue (CS - FSA) (LF - JP Morgan Chase & Co.)
695,000	2.290%, 12/15/2013 (Acquired 01/29/08, Cost $695,000) (a)	695,000
	Virginia - 1.19%
	Loudoun County Virginia General Obligation (LF - JP Morgan Chase Bank)
1,080,000	2.290%, 05/01/2012 (Acquired 09/29/06, Cost $1,080,000) (a)	1,080,000
	Washington - 5.78%
	Central Puget Sound Washington Regional Transit Authority Sales and Use Tax Revenue (CS - FSA) (SPA - PNC Bank N.A.)
1,000,000	2.290%, 11/01/2015 (Acquired 01/31/08, Cost $1,000,000) (a)	1,000,000
	Central Puget Sound Washington Regional Transit Authority Sales and Use Tax Revenue (CS - FSA) (SPA - Wachovia Bank N.A.)
	(Callable at $100.00 on 11/01/17)
1,000,000	2.380%, 11/01/2032 (Acquired 12/20/07, Cost $1,000,000) (a)	1,000,000
	Pierce County Washington School District Number 003 Payallup General Obligation (CS - FSA School Bond Guaranty) (LF - Morgan Stanley)
	(Callable at $100.00 on 06/01/14)
2,195,000	2.210%, 12/01/2023 (Acquired 03/18/08, Cost $2,195,000) (a)	2,195,000
	Washington State General Obligation (CS - MBIA) (LF - JP Morgan Chase Bank)
1,060,000	2.410%, 12/01/2014 (Acquired 09/19/06, Cost $1,060,000) (a)	1,060,000
		5,255,000
	TOTAL FLOATING RATE MUNICIPAL BONDS (Cost $66,535,000) (b)	66,535,000
	TOTAL OBLIGATIONS THAT PRIMARILY GENERATE TAX EXEMPT INCOME (Cost $66,535,000)	66,535,000

	PREFERRED SECURITIES - 8.15%
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES - 4.40%
	Capital Markets - 0.68%
12,600	Goldman Sachs Group Inc. Series C 4.000% (Callable at $25.00 on 10/31/10)	234,990
27,200	Merrill Lynch & Company Inc. Series 5 4.000% (Callable at $25.00 on 05/21/12)	384,880
		619,870
	Commercial Banks - 1.53%
15,200	HSBC USA Inc. Series H 6.500% (Callable at $25.00 on 07/01/11)	342,000
6,000	Santander Finance Preferred SA Unipersonal 6.800% (Callable at $25.00 on 11/21/11)	133,500
29,800	SunTrust Banks Inc. Series A 4.000% (Callable at $25.00 on 09/15/11)	536,698
15,500	Wachovia Corporation Series J 8.000% (Callable at $25.00 on 12/15/17)	382,850
		1,395,048
	Diversified Financial Services - 1.14%
29,100	Bank of America Corporation Series D 6.204% (Callable at $25.00 on 09/14/11)	632,634
400	SG Preferred Capital II 6.614% (Callable at $100.00 on 12/15/11)	401,875
		1,034,509
	Insurance - 0.08%
3,400	Aegon NV 6.875% (Callable at $25.00 on 09/15/11)	76,466

	Thrifts & Mortgage Finance - 0.97%
10,400	Freddie Mac Series R 5.700% (Callable at $50.00 on 05/30/08)	397,800
9,500	Freddie Mac Series V 5.570% (Callable at $25.00 on 12/31/11)	181,450
11,000	Freddie Mac Series Y 6.550% (Callable at $25.00 on 09/30/17)	246,950
2,100	Freddie Mac Series Z 8.375% (Callable at $25.00 on 12/31/12)	51,240
		877,440
	TOTAL $25 PAR (OR SIMILAR) PREFERRED SECURITIES (Cost $4,873,425)	4,003,333

	CAPITAL PREFERRED SECURITIES - 3.75%
	Commercial Banks - 2.92%
	BBVA International Preferred SA Unipersonal 144A 5.919% (Callable at $100.00 on 04/18/17)
500,000	(Acquired 03/22/07 and 05/08/07, Cost $496,593) (a)	394,710
300,000	Commonwealth Bank of Australia 144A 6.024% (Callable at $100.00 on 03/15/16) (Acquired 11/16/06, Cost $302,408) (a)	257,209
800,000	National Capital Trust II 144A 5.486% (Callable at $100.00 on 03/23/15) (Acquired 09/12/06 and 11/08/06, Cost $767,605) (a)	677,953
500,000	Nordea Bank AB 144A 5.424% (Callable at $100.00 on 04/20/15) (Acquired 09/05/06, Cost $472,525) (a)	469,138
500,000	Societe Generale 144A 5.922% (Callable at $100.00 on 04/05/17) (Acquired 05/08/07, Cost $501,118) (a)	408,220
500,000	Westpac Capital Trust IV 144A 5.256% (Callable at $100.00 on 03/31/16) (Acquired 05/22/07, Cost $477,221) (a)	443,375
		2,650,605
	Diversified Financial Services - 0.83%
900,000	UBS Preferred Funding Trust V Series 1 6.243% (Callable at $100.00 on 05/15/16)	752,740
	TOTAL CAPITAL PREFERRED SECURITIES (Cost $3,926,049)	3,403,345
	TOTAL PREFERRED SECURITIES (Cost $8,799,474)	7,406,678

	ASSET BACKED SECURITIES AND MORTGAGE BACKED SECURITIES - 22.55%
	ASSET BACKED SECURITIES - 16.62%
	Lehman XS Trust Series 2006-8 Class 3A3
5,000,000	6.320%, 06/25/2036	3,191,940
	Morgan Stanley Mortgage Loan Trust Series 2006-15XS Class A2A
5,000,000	5.816%, 11/25/2036	4,147,250
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS Class A3A
5,000,000	5.651%, 10/25/2046	3,649,900
	TBW Mortgage Backed Pass Through Certificate Series 2006-6 Class A3
5,000,000	5.750%, 01/25/2037 (c)	4,120,274
	TOTAL ASSET BACKED SECURITIES (Cost $20,065,658)	15,109,364

	RESIDENTIAL MORTGAGE BACKED SECURITIES - 5.93%
	Countrywide Home Loans Series 2007-HYB1 Class 3A1
7,036,511	5.646%, 03/25/2037 (c)	5,387,365
	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $7,052,859)	5,387,365
	TOTAL ASSET BACKED SECURITIES AND MORTGAGE BACKED SECURITIES (Cost $27,118,517)	20,496,729

	SHORT TERM INVESTMENTS - 2.37%
	Commercial Paper - 2.37%
	U.S. Bank Commercial Paper
2,155,148	2.200%, 04/01/2008	2,155,148
	TOTAL SHORT TERM INVESTMENTS (Cost $2,155,148)	2,155,148

	Total Investments (Cost $104,608,139) (d) - 106.29%	$96,593,555
	Liabilities in Excess of Other Assets - (6.29)%	(5,718,423)
	TOTAL NET ASSETS - 100.00%	$90,875,132

Percentages are stated as a percent of net assets.

(a)	Restricted security under Rule 144A of the Securities Act of 1933.
(b)	Class of securities are earmarked as cover for all leveraging transactions.
(c)	All or a portion of the security sold under a reverse repurchase agreement.
(d)	The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:
	Costs of investments	$104,608,852
	Gross unrealized appreciation	2,778
	Gross unrealized depreciation	(8,018,075)
	Net unrealized depreciation	$(8,015,297)

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

AMBAC	American Municipal Bond Assurance Corporation
CS	Credit Support
FSA	Financial Services Authority
LF	Liquidity Facility
LOC	Line of Credit
MBIA	Municipal Bond Investor Assurance Insurance Corporation
SPA	Standby Purchase Agreement

Citigroup Alternative Investments Tax Advantaged Short Term Fund
Consolidated Schedule of Reverse Repurchase Agreements
March 31, 2008 (Unaudited)

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Goldman Sachs & Company	3.750%	3/31/2008	4/7/2008	$(2,250,234)	$(2,250,000)
Goldman Sachs & Company	3.750%	3/31/2008	4/7/2008	(1,662,173)	(1,662,000)
Goldman Sachs & Company	3.750%	3/31/2008	4/7/2008	(2,137,223)	(2,137,000)
				$(6,049,630)	$(6,049,000)

Citigroup Alternative Investments Tax Advantaged Short Term Fund

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007.  FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under

FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 96,593,555	$ –
Level 2 - Other significant observable inputs	–	(471,435)
Level 3 - Significant unobservable inputs	–	–
Total	$ 96,593,555	$ (471,435)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Citigroup Alternative Investments Trust

By (Signature and Title)            /s/ Reaz Islam
      Reaz Islam, President

Date         5/30/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)             /s/ Reaz Islam
       Reaz Islam, President

Date         5/30/2008

By (Signature and Title)             /s/ Jeffrey Traum
       Jeffrey Traum, Treasurer

Date         5/30/2008